Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 7,991,103	$ 9,028,187	$ 10,944,753
Cost of revenue	6,351,394	6,743,205	8,662,313
Gross profit	1,639,709	2,284,982	2,282,440
Operating expenses
Marketing expenses	218,895	70,154	189,033
General and administrative expenses	6,973,526	3,858,561	2,164,206
Total operating expenses	7,192,421	3,928,715	2,353,239
Loss from operations	(5,552,712)	(1,643,733)	(70,799)
Other income (expense)
Share-based compensation	(861,551)
Other income	103,006	43,342	53,159
Interest income	7,560	2
Interest expense	(290,745)	(206,842)	(193,738)
Total other expense, net	(1,041,730)	(163,498)	(140,579)
Loss before income tax	(6,594,442)	(1,807,231)	(211,378)
Provision for income taxes
Loss from continuing operations	(6,594,442)	(1,807,231)	(211,378)
Discontinued operations:
Loss from discontinued operations		(11,798)	(21,246)
Gain on disposal		5,344,229
NET (LOSS) INCOME	(6,594,442)	3,525,200	(232,624)
Other comprehensive (loss) income
Foreign currency translation adjustment	259,131	591,294	(123,182)
Total comprehensive (loss) income	$ (6,335,311)	$ 4,116,494	$ (355,806)
Loss per share from continuing operations - basic	$ (0.33)	$ (0.09)	$ (0.01)
Loss per share from continuing operations - diluted	(0.33)	(0.09)	(0.01)
Income (loss) per share from discontinued operations - basic		0.27	(0.00)
Income (loss) per share from discontinued operations - diluted		0.27	(0.00)
Income (loss) per share - basic	(0.33)	0.18	(0.01)
Income (loss) per share - diluted	$ (0.33)	$ 0.18	$ (0.01)
Weighted average number of ordinary shares outstanding - basic	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares outstanding - diluted	20,000,000	20,000,000	20,000,000